Qualitative and Quantitative Information of Financial Risks - Summary of Contracts Holding (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) € / $	Dec. 31, 2023 EUR (€) € / $ UsdMxn
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, Carrying amount		€ (20)
Financial liabilities, Carrying amount	€ 434,605	398,916
Currency Exchange Rate Risk | Forward Currency Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	68,738	65,152
Financial assets, Carrying amount		1,260
Financial liabilities, Carrying amount	(3,072)
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		43,438
Financial assets, Carrying amount		613
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 36,631
Average forward rate | € / $		1.082
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets | 6 to 9 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 6,807
Average forward rate | € / $		1.09
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	34,389
Financial liabilities, Carrying amount	(1,412)
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Liabilities | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 18,079
Average forward rate | € / $	1.106
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Liabilities | 6 to 9 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 13,977
Average forward rate | € / $	1.073
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Liabilities | 9 to 12 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 2,333
Average forward rate | € / $	1.072
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 9,467
Financial assets, Carrying amount		443
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Assets | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 9,467
Average forward rate | € / $		1.047
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 34,349
Financial liabilities, Carrying amount	(1,660)
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Liabilities | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 34,349
Average forward rate | € / $	1.092
Currency Exchange Rate Risk | Collar Options Contract | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 12,247
Financial assets, Carrying amount		204
Currency Exchange Rate Risk | Collar Options Contract | Derivatives not Designated as Hedging Instruments | MXN | Other Current Financial Assets | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 12,247
Average forward rate | UsdMxn		17.88